Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease cost	$ 527	$ 519	$ 1,577	$ 1,562
Short-term and variable lease cost	31	35	95	115
Total rent expense	558	554	1,672	1,677
Cash paid for amounts included in the measurement of lease liabilities	$ 595	$ 533	$ 1,739	$ 1,581
Weighted-average remaining lease term	4 years 10 months 24 days		4 years 10 months 24 days		5 years 4 months 24 days
Weighted-average discount rate	4.63%		4.63%		4.17%